RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
18.	RELATED PARTY TRANSACTIONS
There are three members of our board of directors that are affiliated with three separate entities that are invested in our common stock, two of which individually hold greater than 5% beneficial ownership. Each entity was granted one seat on our board which is filled by a partner of the affiliated entity. On September 14, 2018 and through subsequent closings, Rocket Lab sold an aggregate of 39,575,426 shares of its Series E convertible preferred stock for an aggregate purchase price of $137,739. In connection with this transaction, these entities acquired 3,028,345 of Series E convertible preferred stock for $10,539 and Rocket Lab entered into certain Amended and Restated Investors’ Rights Agreement, Amended and Restated Voting Agreement, and Amended and Restated First Refusal and
Co-Sale
Agreement with each of the purchasers of Rocket Lab’s Series E convertible preferred stock, and certain other Rocket Lab stockholders (collectively, the “Investor Agreements”). Such Investor Agreements were subsequently amended and restated in connection with Rocket Lab’s Series
E-1
convertible preferred stock financing on May 18, 2020 whereby Rocket Lab sold an aggregate of 5,890,047 shares of its Series
E-1
convertible preferred stock for an aggregate purchase price of $20,500. These entities with an affiliated director purchased 1,292,931 shares of Series
E-1
convertible preferred stock for $4,499. In connection with the Business Combination, all of the convertible preferred stock was converted into shares of common stock.
As of March 31, 2022 and December 31, 2021, there are no amounts due to or from related parties.

21.	RELATED PARTY TRANSACTIONS
There are three members of our board of directors that are affiliated with three separate entities that are invested in our common stock, two of which individually hold greater than 5% beneficial ownership. Each entity was granted one seat on our board which is filled by a partner of the affiliated entity. On September 14, 2018 and through subsequent closings, Rocket Lab sold an aggregate of 39,575,426 shares of its Series E convertible preferred stock for an aggregate purchase price of $137,739. In connection with this transaction, these entities acquired 3,028,345 of Series E convertible preferred stock for $10,539 and Rocket Lab entered into certain Amended and Restated Investors’ Rights Agreement, Amended and Restated Voting Agreement, and Amended and Restated First Refusal and Co-Sale Agreement with each of the purchasers of Rocket Lab’s Series E convertible preferred stock, and certain other Rocket Lab stockholders (collectively, the “Investor Agreements”). Such Investor Agreements were subsequently amended and restated in connection with Rocket Lab’s Series
E-1
convertible preferred stock financing on May 18, 2020 whereby Rocket Lab sold an aggregate of 5,890,047 shares of its Series E-1 convertible preferred stock for an aggregate purchase price of $20,500. These entities with an affiliated director purchased 1,292,931 shares of Series E-1 convertible preferred stock for $4,499. In connection with the Business Combination, all of the convertible preferred stock was converted into shares of common stock.
As of December 31, 2020 and 2021, there are no amounts due to or from related parties.